PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 13,121	$ 13,634
Actual return/(loss) on plan assets	1,216	(249)
Employer contributions	3,411	3,617
Foreign currency exchange rate changes	541	(730)
Benefit payments	(3,066)	(3,151)
Fair value of plan assets at December 31	$ 15,223	$ 13,121